Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of reconciliation of cash and restricted cash
The Group’s policy requires cash, restricted cash and short-term investments to be placed with high-quality financial institutions at below locations. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

	As of December 31,	As of June 30,
	2025	2026
Financial institutions in the Chinese mainland
– Denominated in RMB	78,546	154,994
– Denominated in US$	2,134	2,424
– Denominated in Great Britain Pound (“GBP”)	6	6
Total balances of cash, restricted cash and short-term investments held in the Chinese mainland	80,686	157,424
Financial institutions in Hong Kong
– Denominated in US$	31,158	46,694
– Denominated in Hong Kong Dollars (“HKD”)	83	26
– Denominated in RMB	4	4
Total balances of cash, restricted cash and short-term investments held in Hong Kong	31,245	46,724
Financial institutions in Sweden
– Denominated in Euro	6,735	425
– Denominated in Swedish Krona (“SEK”)	3,429	4,311
– Denominated in US$	—	1
Total balances of cash, restricted cash and short-term investments held in Sweden	10,164	4,737
Total balances of cash, restricted cash and short-term investments held at financial institutions in other jurisdictions	2,319	3,224
Total balances of cash, restricted cash and short-term investments held at financial institutions	124,414	212,109
Cash on hand	—	—
Total balances of cash, restricted cash and short-term investments	124,414	212,109
A reconciliation of cash and restricted cash in the unaudited condensed consolidated balance sheets to the amounts in the unaudited condensed consolidated statements of cash flows is as follows:

	As of December 31,	As of June 30,
	2025	2026
Cash at banks	87,118	156,157
Restricted cash	6,138	9,258
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	93,256	165,415

Schedule of restrictions on cash and cash equivalents
The Group’s policy requires cash, restricted cash and short-term investments to be placed with high-quality financial institutions at below locations. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

	As of December 31,	As of June 30,
	2025	2026
Financial institutions in the Chinese mainland
– Denominated in RMB	78,546	154,994
– Denominated in US$	2,134	2,424
– Denominated in Great Britain Pound (“GBP”)	6	6
Total balances of cash, restricted cash and short-term investments held in the Chinese mainland	80,686	157,424
Financial institutions in Hong Kong
– Denominated in US$	31,158	46,694
– Denominated in Hong Kong Dollars (“HKD”)	83	26
– Denominated in RMB	4	4
Total balances of cash, restricted cash and short-term investments held in Hong Kong	31,245	46,724
Financial institutions in Sweden
– Denominated in Euro	6,735	425
– Denominated in Swedish Krona (“SEK”)	3,429	4,311
– Denominated in US$	—	1
Total balances of cash, restricted cash and short-term investments held in Sweden	10,164	4,737
Total balances of cash, restricted cash and short-term investments held at financial institutions in other jurisdictions	2,319	3,224
Total balances of cash, restricted cash and short-term investments held at financial institutions	124,414	212,109
Cash on hand	—	—
Total balances of cash, restricted cash and short-term investments	124,414	212,109
A reconciliation of cash and restricted cash in the unaudited condensed consolidated balance sheets to the amounts in the unaudited condensed consolidated statements of cash flows is as follows:

	As of December 31,	As of June 30,
	2025	2026
Cash at banks	87,118	156,157
Restricted cash	6,138	9,258
Cash and restricted cash shown in the unaudited condensed consolidated statements of cash flows	93,256	165,415

Schedules of concentration of customers and suppliers
The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2025	2026
Geely Group and its subsidiaries	69.7%	87.0%
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2025	2026
Customer A, a third party	23.3%	41.4%
Customer B, a third party	38.3%	33.5%
Customer C, a third party	18.4%	Less than 10.0%
Customer D, a third party	Less than 10.0%	11.4%
Customers contributing more than 10.0% of total related parties and third parties’ revenues were as follows:

	Six Months Ended June 30,
	2025	2026
Geely Group and its subsidiaries	69.2%	82.4%

The revenue above from Geely Group and its subsidiaries excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes suppliers with greater than 10.0% of the total related parties and third parties’ accounts payable:

	As of December 31,	As of June 30,
	2025	2026
Supplier A, a third party	21.9%	27.8%
Supplier B, a third party	10.9%	10.2%
Supplier C, a related party	Less than 10.0%	10.2%
Suppliers accounting for more than 10.0% of total related parties and third parties’ purchases were as follows:

	Six Months Ended June 30,
	2025	2026
Supplier A, a third party	18.9%	34.4%
Supplier B, a third party	12.1%	Less than 10.0%
Supplier D, a third party	16.7%	Less than 10.0%